Shareholder Report, Holdings (Details)	May 31, 2024
Wahed FTSE USA Shariah ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Wahed FTSE USA Shariah ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Wahed FTSE USA Shariah ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Wahed FTSE USA Shariah ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Wahed FTSE USA Shariah ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Wahed FTSE USA Shariah ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Wahed FTSE USA Shariah ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Wahed FTSE USA Shariah ETF | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Wahed FTSE USA Shariah ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Wahed FTSE USA Shariah ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Wahed FTSE USA Shariah ETF | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Wahed FTSE USA Shariah ETF | Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Wahed FTSE USA Shariah ETF | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Wahed FTSE USA Shariah ETF | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Wahed FTSE USA Shariah ETF | Wholesale Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Wahed FTSE USA Shariah ETF | Transportation and Warehousing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Wahed FTSE USA Shariah ETF | Retail Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Wahed FTSE USA Shariah ETF | Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Wahed FTSE USA Shariah ETF | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Wahed FTSE USA Shariah ETF | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Wahed Dow Jones Islamic World ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Wahed Dow Jones Islamic World ETF | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Wahed Dow Jones Islamic World ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Wahed Dow Jones Islamic World ETF | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Wahed Dow Jones Islamic World ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Wahed Dow Jones Islamic World ETF | Shopify, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Wahed Dow Jones Islamic World ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Wahed Dow Jones Islamic World ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Wahed Dow Jones Islamic World ETF | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Wahed Dow Jones Islamic World ETF | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Wahed Dow Jones Islamic World ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Wahed Dow Jones Islamic World ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Wahed Dow Jones Islamic World ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Wahed Dow Jones Islamic World ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Wahed Dow Jones Islamic World ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Wahed Dow Jones Islamic World ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Wahed Dow Jones Islamic World ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Wahed Dow Jones Islamic World ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Wahed Dow Jones Islamic World ETF | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%